FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03-31-2011
Check here if Amendment [ ]; Amendment Number: ______ This
Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: David Allen
Address: 3100 Oak Road, Suite 380 Walnut Creek, CA 94597
Form 13F File Number: 28-13979


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name: David Allen
Title: Chief Compliance Officer
Phone: 925-930-2882

Signature, Place, and
Date of Signing:

David Allen

Walnut Creek, CA

05/12/11

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number          Name
28-13979	   	David Allen





FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: NONE
Form 13F Information Table Entry
Total: 51
Form 13F Information Table Value
Total: 213174(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR		       COM              464287457     5725    68359 SH       Sole                    32010             36349
ISHARES TR		       COM              464287242     1554    14360 SH       Sole                     3290             11070
WISDOMTREE TR		       COM              97717X867     4104    79061 SH       Sole                    29161             49900
ISHARES TR		       COM              464288646     5332    51055 SH       Sole                    20495             30560
SPDR SERIES TRUST 	       COM              78464A516      544     9100 SH       Sole                                       9100
ISHARES TR		       COM              464288638     2495    23700 SH       Sole                     3450             20250
POWERSHS DB MULTI SECT COMM    COM              73936B705      448    18360 SH       Sole                    18360
WISDOMTREE TR		       COM              97717W125      363     6960 SH       Sole                     1220              5740
UNITED STS COMMODITY INDEX F   COM              911717106     3124    44267 SH       Sole                    13717             30550
APACHE CORP                    COM              037411105      448     3425 SH       Sole                     3425
APPLE INC                      COM              037833100      913     2620 SH       Sole                     2620
BANK OF AMERICA CORPORATION    COM              060505104      254    19070 SH       Sole                    19070
CITIGROUP INC                  COM              172967424      992   224500 SH       Sole                   214500             10000
EXXON MOBIL CORP               COM              30231G102      271     3225 SH       Sole                     3225
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      413     7440 SH       Sole                     7440
GOLDMAN SACHS GROUP INC        COM              38141G104      374     2360 SH       Sole                     2360
POWERSHARES ETF TRUST          COM              73935X682     2785   197520 SH       Sole                    30680            166840
HOVNANIAN ENTERPRISES INC      COM              442487203      105    29775 SH       Sole                    29775
ISHARES TR		       COM              464287200    47614   357975 SH       Sole                   347820             10155
SPDR S&P 500 ETF TR            COM              78462F103     2148    16200 SH       Sole                     4570             11630
SCHLUMBERGER LTD               COM              806857108      406     4350 SH       Sole                     4350
ISHARES TR		       COM              464286103      740    27805 SH       Sole                    27805
ISHARES TR		       COM              464286202    13593   580880 SH       Sole                   544150             36730
ISHARES TR		       COM              464286509     4315   128385 SH       Sole                   128385
ISHARES TR		       COM              464287184     3631    80840 SH       Sole                    80840
ISHARES TR		       COM              464287465      395     6575 SH       Sole                                       6575
ISHARES TR		       COM              464286707      892    33120 SH       Sole                    33120
ISHARES TR		       COM              464286806    14469   557590 SH       Sole                   531580             26010
ISHARES TR		       COM              464286848     2356   228447 SH       Sole                   228447
ISHARES TR		       COM              464286772    19995   310725 SH       Sole                   292000             18725
ISHARES TR		       COM              464286830      853    57650 SH       Sole                    57650
ISHARES TR		       COM              464286822      934    14865 SH       Sole                    14865
ISHARES TR		       COM              464286814      941    40830 SH       Sole                    40830
MARKET VECTORS ETF TR          COM              57060U506    18303   439655 SH       Sole                   411695             27960
ISHARES TR		       COM              464286780     1705    23385 SH       Sole                    23385
ISHARES TR		       COM              464286749      608    24060 SH       Sole                    24060
ISHARES TR		       COM              464286731     2521   169595 SH       Sole                   169595
ISHARES TR		       COM              464286624    13182   197310 SH       Sole                   183850             13460
ISHARES TR		       COM              464286715      607     9510 SH       Sole                     9510
UBS AG                         COM              h89231338      245    13600 SH       Sole                    13600
ISHARES TR		       COM              464286699     7102   396548 SH       Sole                   396548
ISHARES TR		       COM              464288257     9801   202665 SH       Sole                     9285            193380
POWERSHARES DB G10 CURCY HAR   COM              73935y102      835    34290 SH       Sole                     1330             32960
WISDOMTREE TRUST               COM              97717W133      312    13640 SH       Sole                    13640
ISHARES DIVERSIFIED ALTR TR    COM              464294107     2756    54211 SH       Sole                    10175             44036
GDL FUND		       COM              361570104     1935   143033 SH       Sole                    46706             96327
INDEXIQ ETF TR		       COM              45409B107     1949    71340 SH       Sole                     3500             67840
ISHARES TR		       COM              464287341     3179    71560 SH       Sole                    12030             59530
CLAYMORE EXCHANGE-TRADED FD    COM              18383M209     2506    72415 SH       Sole                    13495             58920
JPMORGAN CHASE & CO	       COM              46625H365      260     6845 SH       Sole                     6845
UBS AG JERSEY BRH              COM              902641596     1838    77715 SH       Sole                    14680             63035